Long-Term Debt - Schedule of Long-Term Debt (Details) - CAD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Long-term debt, excluding credit facility borrowings	$ 27,704	$ 26,921
Long-term debt	29,266	28,578
Less: Deferred financing costs and debt discounts	(174)	(166)
Less: Current installments of long-term debt	(2,284)	(2,481)
Long-term debt less current portion and deferred financing costs and debt discounts	26,808	25,931
Credit facility
Debt Instrument [Line Items]
Less: Current installments of long-term debt	(1,114)	(1,376)
Credit facility | Long-term credit facility borrowings
Debt Instrument [Line Items]
Long-term debt	$ 1,562	$ 1,657